Organization and Principal Activities	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

XChange TEC.INC (the “Company” or “XHG”) conducts its insurance agency and insurance technology businesses in the People’s Republic of China (the “PRC”) since its acquisition of Alpha Mind Technology Limited (“Alpha Mind”) on December 28, 2023. Alpha Mind conducts its insurance agency and insurance technology businesses through its indirectly wholly-owned subsidiary, Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (the “WFOE”) and the WFOE’s consolidated variable interest entities, namely Huaming Insurance Agency Co., Ltd. (“Huaming Insurance”) and Huaming Yunbao (Tianjin) Technology Co., Ltd. (“Huaming Yunbao”, together with Huaming Insurance, the “VIEs”).

Disposal of subsidiaries

On October 26, 2021 and December 17, 2021, the Company transferred all of its equity interest in Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”) and Qingke (China) Limited (“Q&K HK”), respectively, to Wangxiancai Limited, which is a related party of the Company, and is beneficially owned by the legal representative and executive director of one of the Company’s subsidiaries (the “First Equity Transfer”). The Equity Transfer was made at nominal consideration. As of September 30, 2022, the Company did not account for the transfer of equity interest in Q&K HK, Q&K Investment Consulting and Shanghai Qingke E-commerce Co., Ltd. (“Q&K E-commerce”) as a discontinued operation, as XHG is the primary beneficiary of Q&K HK, Q&K Investment Consulting and Q&K E-commerce as XHG has the power to direct the activities of these companies that most significantly impact their economic performance and XHG has the obligation to absorb losses of these companies that could potentially be significant to these companies since their inception. The Company accounted for Q&K HK, Q&K Investment Consulting and Q&K E-commerce as variable interest entities.

On October 31, 2023, the Company transferred all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”). On September 12, 2024, the Group transferred of all of its equity interest in QK365.com INC. (BVI) (“QK365”), FENGLINJU PROPERTY (CHINA) LIMITED and Shanghai Meileju Intelligent Technology Co., Ltd to Wangxiancai Limited, at nominal consideration (the “Third Equity Transfer”)

Upon deconsolidation of Q&K AI and QK 365, the Company no longer provided rental and value-added services in China and became a shell company as defined in Rule 12b-2 under the Exchange Act. The management believed the closing of the Second Equity Transfer represented a strategic shift that had a major effect on the Company’s operations and financial results. The disposals of Q&K Investment Consulting, Q&K HK and Q&K AI are accounted as discontinued operations in accordance with ASC 205-20.

Acquisition of Alpha Mind

On December 28, 2023, the Company completed the acquisition of 100% of the issued and outstanding shares of Alpha Mind, at a total consideration of $180,000 (“Acquisition”). The purchase price is payable in the form of promissory note (collectively, the “Notes” and each, a “Note”). The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. On December 28, 2023, the Company issued Notes of $153,000 and $27,000, respectively, to MMTEC, Inc. and Burgeon Capital, Inc (collectively “Sellers of Alpha Mind”).

On June 6, 2024, the Company and Burgeon Capital Inc (“Burgeon Capital”) entered into a share subscription agreement and a payoff letter, pursuant to which, the Company agreed to issue to Burgeon Capital and Burgeon Capital agreed to subscribe from the Company, 58,590,000,000,000 Class A ordinary shares, par value US$0.0000001 per share, of the Company (the “Converted Shares”), as the repayment by the Company to Burgeon Capital of all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342. On the same date, the Company consummated the issuance of the Class A ordinary shares.

On June 30, 2025, the Company and the sellers of Alpha Mind agreed to extend the maturity date of the remaining Note and accrued but unpaid interest to date to December 31, 2025.

For the six months ended March 31, 2025, the Company repaid the notes payable of RMB 6,211 to MMTEC, Inc.

Acquisition of Topone Consultants Limited

On March 24, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of Topone, an insurance agency company in Hong Kong, at a total consideration of RMB 1,107 in cash.

Reverse ADS split and share consolidation

Effective on November 8, 2024, the Company changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing six hundred thousand (600,000) Class A ordinary share to one (1) ADS representing twelve million (12,000,000) Class A ordinary shares. For the ADS holders, the change in the ADS ratio had the same effect as a one-for-twenty reverse ADS split since November 8, 2024. There will be no change to the Group’s Class A ordinary shares. The exchange of every twenty (20) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs were issued in connection with the change in the ADS ratio.

Effective on January 24, 2025, the Company effected a share consolidation, the authorised share capital of the Company be increased from (a) US$48,000,000 divided into 4,800,000,000 shares of a nominal or par value of US$0.01 each of which 4,195,000,000 shall be designated as Class A Ordinary Shares of a nominal or par value of US$0.01 each, 600,000,000 shall be designated as Class B Ordinary Shares of a nominal or par value of US$0.01 each, and 5,000,000 shall be designated as Preferred Shares of a nominal or par value of US$0.01 each, to (b) US$50,000,000,000,000 divided into 5,000,000,000,000,000 shares of a nominal or par value of US$0.01 each, of which 4,374,500,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.01 each, 625,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.01 each and 500,000,000,000 are Preferred Shares of a nominal or par value of US$0.01 each, by the creation of an additional 4,374,495,805,000,000 unissued Class A Ordinary Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Class A Ordinary Shares, 624,999,400,000,000 unissued Class B Ordinary Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Class B Ordinary Shares, and 499,995,000,000 unissued Preferred Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Preferred Shares.

Effective on February 6, 2025, the Company changed the ratio of the ADS representing its Class A ordinary shares from one (1) ADS representing twelve million (12,000,000) Class A ordinary share to one (1) ADS representing one hundred and twenty (120) Class A ordinary shares.

Effective on May 6, 2025, the Company changed the ratio of the ADS representing its Class A ordinary shares from one (1) ADS representing one hundred and twenty (120) Class A ordinary share to one (1) ADS representing two thousand four hundred (2,400) Class A ordinary shares.

Effective on May 9, 2025, the par value of each issued Consolidated Share of par value of US$0.01 each in the share capital of the Company be reduced to US$0.0000001 par value each (the “Capital Reduction”) by cancelling the paid-up capital to the extent of US$0.0099999 on each of the then issued Consolidated Shares; each of the authorised but unissued Consolidated Shares of a par value of US$0.01 each be sub-divided into 100,000 unissued shares of the Company of a nominal or par value of US$0.0000001 each (the “Share Subdivision”) such that the authorized share capital of the Company shall be US$50,000,000,000,000 divided into 500,000,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 437,450,000,000,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,500,000,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 50,000,000,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each; upon the effectiveness of the Capital Reduction and the Share Subdivision, the Company cancelled US$49,999,500,000,000 of its authorised and unissued share capital, by the cancellation of 437,445,625,500,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,499,375,000,000,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 49,999,500,000,000,000 Preferred Shares of a nominal or par value of US$0.0000001 each, each not having been taken or agreed to be taken by any person, such that following such cancellation, the authorized share capital of the Company was diminished from (i) US$50,000,000,000,000 divided into 500,000,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 437,450,000,000,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,500,000,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 50,000,000,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each to (ii) US$500,000,000 divided into 5,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 4,374,500,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 625,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 500,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each.

As of March 31, 2025, the Company’s significant subsidiaries were comprised of the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Alpha Mind Technology Limited (“Alpha Mind BVI”)	April 17, 2023	BVI	100%	Holding
Alpha Mind Technology Limited (“Alpha Mind HK”)	October 19, 2021	Hong Kong	100%	Holding
Topone Consultants Limited (“Topone”)	February 21, 1995	Hong Kong	100%	Holding
Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (“Alpha Mind WFOE”)	August 2, 2019	PRC	100%	Holding
Huaming Insurance	March 7, 2014	PRC	VIE of Alpha Mind WFOE	Insurance agency and insurance technology businesses
Huaming Yunbao	May 8, 2015	PRC	VIE of Alpha Mind WFOE	Insurance agency and insurance technology businesses

Contractual Arrangements

The Company, through Alpha Mind and Alpha Mind WFOE, has the following contractual arrangements with the VIEs and the shareholders of each VIE that enable the Company to (1) to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, Alpha Mind WFOE was considered the primary beneficiary of the VIEs and had consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Alpha Mind WFOE and Huaming Insurance and Huaming Yunbao, Alpha Mind WFOE has the exclusive right to provide Huaming Insurance and Huaming Yunbao with technical support services, consulting services and other services requested by Huaming Insurance and Huaming Yunbao from time to time to the extent permitted under PRC law. In exchange, Alpha Mind WFOE is entitled to a service fee that equals to all of the consolidated net income of each of Huaming Insurance and Huaming Yunbao. The service fee may be adjusted by Alpha Mind WFOE based on the actual scope of services rendered by Alpha Mind WFOE and the operational needs and expanding demands of Huaming Insurance and Huaming Yunbao. Pursuant to the exclusive business cooperation agreement, the service fees may be adjusted based on the actual scope of services rendered by Alpha Mind WFOE and the operational needs of Huaming Insurance and Huaming Yunbao.

The exclusive business cooperation agreement remains in effect unless terminated in accordance with the following provision of the agreement or terminated in writing by Alpha Mind WFOE.

During the term of the exclusive business cooperation agreement, Alpha Mind WFOE and Huaming Insurance and Huaming Yunbao shall renew the operation term prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either Alpha Mind WFOE or Huaming Insurance and Huaming Yunbao if the application for renewal of the operation term is not approved by relevant government authorities. If an application for renewal of the operation term is not approved, according to the PRC Company Law, the expiration of the operation term may lead to the dissolution and cancellation of such PRC company.

Exclusive Option Agreement

Pursuant to the exclusive option agreement among Alpha Mind WFOE, Huaming Insurance and Huaming Yunbao and the shareholders who collectively owned all of Huaming Insurance and Huaming Yunbao, such shareholders jointly and severally granted Alpha Mind WFOE an option to purchase their equity interests in Huaming Insurance and Huaming Yunbao. The purchase price upon exercise of the option will be the lowest price then permitted under applicable PRC laws. Alpha Mind WFOE or its designated person may exercise such option at any time to purchase all or part of the equity interests in Huaming Insurance and Huaming Yunbao until it has acquired all equity interests of Huaming Insurance and Huaming Yunbao, which is irrevocable during the term of the agreements.

The exclusive option agreement remains in effect until all equity interest held by shareholders in Huaming Insurance and Huaming Yunbao have been transferred or assigned to Alpha Mind WFOE and/or any other person designated by Alpha Mind WFOE in accordance with such agreement.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, among Alpha Mind WFOE, Huaming Insurance and Huaming Yunbao, and the shareholders who collectively owned all of Huaming Insurance and Huaming Yunbao, such shareholders pledged all of the equity interests in Huaming Insurance and Huaming Yunbao to Alpha Mind WFOE as collateral to secure the obligations of Huaming Insurance and Huaming Yunbao under the exclusive business cooperation agreement and exclusive option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of Alpha Mind WFOE unless transferring the equity interests to Alpha Mind WFOE or its designated person in accordance to the exclusive option agreements.

The equity interest pledge agreements will remain in effect until all of the obligations to Alpha Mind WFOE have been fulfilled completely by Huaming Insurance and Huaming Yunbao.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of Huaming Insurance and Huaming Yunbao have given Alpha Mind WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Huaming Insurance and Huaming Yunbao and to exercise all of their rights as shareholders of Huaming Insurance and Huaming Yunbao, including the (i) right to attend shareholders meeting; (ii) to exercise voting rights and all of the other rights including but not limited to the sale or transfer or pledge or disposition of their shares held in part or in whole; and (iii) designate and appoint on behalf of the shareholders the legal representative, the directors, supervisors, the chief executive officer and other senior management members of Huaming Insurance and Huaming Yunbao, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the exclusive option agreements and the equity interest pledge agreements. The shareholders’ POAs remain in effect while the shareholders of Huaming Insurance and Huaming Yunbao hold the equity interests in Huaming Insurance and Huaming Yunbao.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of the shareholders of Huaming Insurance and Huaming Yunbao commit that they have no right to make any assertions in connection with the equity interests of Huaming Insurance and Huaming Yunbao, which are held by the shareholders. In the event that the spouses obtain any equity interests of Huaming Insurance and Huaming Yunbao, which are held by the shareholders, for any reasons, the spouses of the shareholders shall be bound by the exclusive option agreement, the equity interest pledge agreement, the shareholder POA and the exclusive business cooperation agreement and comply with the obligations thereunder as a shareholder of Huaming Insurance and Huaming Yunbao. The letters are irrevocable and shall not be withdrawn without the consent of Alpha Mind WFOE.

Based on the foregoing contractual arrangements, which grant Alpha Mind WFOE effective control of Huaming Insurance and Huaming Yunbao and enable Alpha Mind WFOE to receive all of their expected residual returns, the Company accounts for Huaming Insurance and Huaming Yunbao as a VIE. Accordingly, the Company consolidates the accounts of Huaming Insurance and Huaming Yunbao for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.